Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

16. Share‑based Compensation

(i)Share‑based Compensation of the Company

The Company conditionally adopted a share option scheme on June 4, 2005 (as amended on March 21, 2007) and such scheme has a term of 10 years. It expired in 2016 and no further share options can be granted. Another share option scheme was conditionally adopted on April 24, 2015 (the “HCML Share Option Scheme”). Pursuant to the HCML Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

As at December 31, 2018, the aggregate number of shares issuable under the HCML Share Option Scheme is 2,313,097 ordinary shares and the aggregate number of shares issuable under the prior share option scheme which expired in 2016 is 184,518 ordinary shares. Additionally, the number of shares authorized but unissued was 8,342,255 ordinary shares.

Share options granted are generally subject to  a four‑year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of eight to ten years from the date of grant.

On June 15, 2016, 1,187,372 share options of a subsidiary were cancelled with the consent of the relevant eligible employees in exchange for 593,686 new share options of the Company (Note 16(ii)). This was accounted for as a modification of the original share options granted which did not result in any incremental fair value to the Group.

A summary of the Company’s share option activity and related information is as follows:

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2016	442,365	5.16	6.53	10,061
Granted	693,686	19.70
Exercised	(92,705)	3.54
Cancelled	(3,750)	6.10
Outstanding at December 31, 2016	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(56,309)	5.16
Cancelled	(6,875)	6.10
Outstanding at December 31, 2017	1,126,412	17.69	6.29	43,158
Granted	1,060,626	46.87
Exercised	(210,708)	14.03
Cancelled	(120,845)	43.03
Outstanding at December 31, 2018	1,855,485	33.13	7.35	15,158
Vested and exercisable at December 31, 2016	767,376	14.64	6.66	6,106
Vested and exercisable at December 31, 2017	951,412	15.52	5.81	38,508
Vested and exercisable at December 31, 2018	803,204	16.77	4.84	14,843

In estimating the fair value of share options granted, the following assumptions were used in the Polynomial model for awards granted in the periods indicated:

	Year Ended December 31,
	2011	2013	2016	2017	2018
Weighted average grant date fair value of share options (in £ per share)	1.84	3.15	8.99	12.69	16.72
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	4.41	6.10	19.70	31.05	46.87
Share price at effective date of grant (in £ per share)	4.33	6.10	19.70	31.05	46.64
Expected volatility (note (a))	46.6%	36.0%	39.0%	36.3%	37.6%
Risk-free interest rate (note (b))	3.13%	3.16%	1.00%	1.17%	1.46%
Contractual life of share options (in years)	10	10	8	10	10
Expected dividend yield (note (c))	0%	0%	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)

The risk‑free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £.

(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

The Company will issue new shares to satisfy share option exercises. The following table summarizes the Company’s share option exercises:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Cash received from share options exercised	3,868	380	426
Total intrinsic value of share options exercised	9,394	2,290	1,907

The Group recognizes compensation expense on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense included in the Group’s consolidated statements of operations:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development expenses	7,280	1,284	1,278
Administrative expenses	623	—	—
	7,903	1,284	1,278

As at December 31, 2018, the total unrecognized compensation cost was US$15,663,000, and will be recognized on a graded vesting approach over the weighted average remaining service period of 3.32 years.

(ii)Share‑based Compensation of a subsidiary

Hutchison MediPharma Holdings Limited (“HMHL”) adopted a share option scheme on August 6, 2008 (as amended on April 15, 2011) and such scheme has a term of 6 years. It expired in 2014 and no further share options can be granted. Another share option scheme was adopted on December 17, 2014 (the “HMHL Share Option Scheme”). Pursuant to the HMHL Share Option Scheme, any employee or director of HMHL and any of its holding company, subsidiaries and affiliates is eligible to participate in the HMHL Share Option Scheme subject to the discretion of the board of directors of HMHL.

The aggregate number of shares issuable under the HMHL Share Option Scheme is 2,144,408 ordinary shares. As at December 31, 2018, the number of shares authorized but unissued was 157,111,839 ordinary shares of HMHL.

Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four‑year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of six or nine years from the date of grant.

On June 15, 2016, 1,187,372 share options pursuant to the HMHL Share Option Schemes were cancelled with the consent of the relevant eligible employees in exchange for 593,686 new share options of the Company pursuant to the HCML Share Option Schemes (Note 16(i)).  This was accounted for as a modification of the original share options granted which did not result in any incremental fair value to the Group.

Subsequent to the cancellation, there were no share options outstanding nor any other share option activity as at and for the years ended December 31, 2018, 2017 and 2016.

The subsidiary recognized compensation expense on a graded vesting approach over the requisite service period. The following table presents share‑based compensation expense included in the Group’s consolidated statements of operations:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development	—	32	502

(iii) LTIP

The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Awarded Shares”) to be purchased by the Trustee up to a cash amount. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

Performance targets vary by award, and may include targets for shareholder returns, free cash flows, revenues, net profit after taxes and the achievement of clinical and regulatory milestones. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

Upon the determination date, the Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance target specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital, as an equity-settled award. If the performance target is not achieved, no Awarded Shares of the Company will be purchased and the amount previously recorded in the liability will be reversed through profit or loss.

Granted awards under the LTIP are as follows:

	Maximum cash amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
October 19, 2015	1.8	2014 – 2016	note (a)
March 24, 2016	0.3	note (b)	note (b)
March 15, 2017	0.4	note (c)	note (c)
March 15, 2017 and August 2, 2017	6.0	2017 – 2019	note (d)
December 15, 2017	0.5	2018 – 2019	note (d)
August 6, 2018	0.1	2018 – 2019	note (d)
December 14, 2018	1.5	2019	note (d)

Notes:

(a)The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs one business day after the publication date of the annual report of the Company for the financial year falling two years after the covered financial year to which the LTIP award relates.

(b)This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second,  third and fourth anniversaries of the date of grant.

(c)This award did not stipulate performance targets and vested one business day after the publication date of the annual report for the 2017 financial year.

(d)The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Group using funds provided by the Group. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

The Trustee’s assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. The number of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee were as follows:

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Vested	(42,038)	(1,800)
As at December 31, 2017	55,978	1,957
Purchased	79,500	5,451
Vested	(23,375)	(731)
As at December 31, 2018	112,103	6,677

Based on the actual achievement of performance targets for the 2018 financial year, the Group expects to purchase up to US$1,133,000 of treasury shares in 2019.

For the years ended December 31, 2018, 2017  and 2016, US$692,000,  US$79,000 and  US$25,000 of the LTIP awards were forfeited respectively.

The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development expenses	1,000	1,894	850
Selling and administrative expenses	1,227	1,529	811
	2,227	3,423	1,661
Recorded with a corresponding credit to:
Liability	764	2,336	345
Additional paid-in capital	1,463	1,087	1,316
	2,227	3,423	1,661

For the years ended December 31, 2018, 2017 and 2016,  US$1,770,000,  US$451,000 and US$64,000  were reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at December 31, 2018 and 2017,  US$1,235,000 and US$2,241,000  were recorded as liabilities respectively for LTIP awards prior to the determination date.

As at December 31, 2018, the total unrecognized compensation cost was approximately US$4,773,000, which considers expected performance targets and the amount expected to vest, and will be recognized over the requisite periods.